TAXES (Details 1)	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 29, 2024
Income Tax Disclosure [Abstract]
Japanese statutory tax rate	30.60%	30.60%	30.60%
Non-deductible executive compensation	3.70%	7.20%	3.30%
Changes in valuation allowance	1.20%	(2.70%)	(1.70%)
Tax credits	(3.10%)	(0.20%)	(4.00%)
Tax rate differences by jurisdiction	(0.30%)	(0.40%)	(0.60%)
Other non-deductible expenses	0.20%	0.00%	0.20%
Effect of true-up on NOL	0.00%	0.00%	0.00%
Deferred offering costs	(2.20%)	(1.30%)	0.00%
Others	0.20%	0.30%	0.00%
Effective tax rate	30.30%	33.50%	27.80%